Asset Retirement Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Asset retirement obligation
Asset retirement obligation - Balance at beginning of year	$ 243	$ 239
Additional liabilities accrued	1	2
Revisions in estimated cash outflows	7	(4)
Disposition of assets	(1)	(10)
Accretion expense	16	16
Asset retirement obligation - Balance at end of year	$ 266	$ 243